Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	FS BANCORP, INC.
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	45-4585178
Entity Address, Address Line One	6920 220th Street SW
Entity Address, City or Town	Mountlake Terrace
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98043
City Area Code	425
Local Phone Number	771-5299
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001530249
Amendment Flag	false